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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
                                               --------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number: 28-11169
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Keith S. Marlowe           Bala Cynwyd, PA     February 14, 2008
   -------------------------------    -----------------    -----------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 75
                                        --------------------

Form 13F Information Table Value Total: $384,209
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                  MARKET VALUE                                                  VOTING AUTHORITY
                              TITLE  OF             (X 1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER           CLASS     CUSIP       (USD)       AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   ------   --------- ------------ ------------ ----   ----  ---------- -------- ---------  ------ ----
ADVANCED MEDICAL OPTICS, INC.   CNV     00763MAJ7 6,064        7,000,000     PRN         SOLE                7,000,000
ADVANCED MEDICAL OPTICS, INC.   CNV     00763MAK4 5,434        6,900,000     PRN         SOLE                6,900,000
AFFILIATED COMPUTER SVCS        CL A    008190100 1,303        28,900         SH         SOLE                28,900
AKEENA SOLAR INC                COM     009720103 346          43,405         SH         SOLE                43,405
ALTAIR NANOTECHNOLOGIES INC     COM     021373105 392          92,593         SH         SOLE                92,593
AMERICREDIT CORP                CNV     03060RAR2 660          1,000,000     PRN         SOLE                1,000,000
ANADYS PHARMACEUTICALS INC      COM     03252Q408 56           35,000         SH         SOLE                35,000
ANDREW CORP                     CNV     034425AB4 9,709        9,000,000     PRN         SOLE                9,000,000
BIOGEN IDEC INC                 COM     09062X103 569          10,000         SH         SOLE                10,000
BLACKBOARD INC                  CNV     091935AA4 11,025       10,500,000    PRN         SOLE                10,500,000
CEPHALON INC                    CNV     156708AP4 27,965       17,000,000    PRN         SOLE                17,000,000
CHENIERE ENERGY INC             COM     16411R208 976          29,898         SH         SOLE                29,898
CHESAPEAKE ENERGY CORP          COM     165167107 2,152        54,900         SH         SOLE                54,900
CITIGROUP INC                   COM     172967101 294          10,000         SH         SOLE                10,000
CONTINENTAL AIRLS INC           CNV     210795PJ3 18,401       14,100,000    PRN         SOLE                14,100,000
CORNING INC                     COM     219350105 2,646        110,300        SH         SOLE                110,300
COVANTA HLDG CORP               COM     22282E102 277          10,000         SH         SOLE                10,000
CUBIST PHARMACEUTICALS INC      COM     229678107 616          30,013         SH         SOLE                30,013
EARTHLINK INC                   CNV     270321AA0 13,423       13,000,000    PRN         SOLE                13,000,000
EASTMAN KODAK COMPANY           CNV     277461BE8 25,946       25,500,000    PRN         SOLE                25,500,000
ECHOSTAR COMMUNICATIONS CORP    CL A    278762109 264          7,000          SH         SOLE                7,000
FLUOR CORP                      COM     343412102 1,603        11,000         SH         SOLE                11,000
FREIGHTCAR AMERICA, INC.        COM     357023100 1,085        31,000         SH         SOLE                31,000
GERON CORP                      COM     374163103 312          54,902         SH         SOLE                54,902
GLOBALOPTIONS GROUP INC         COM     37946D209 130          28,886         SH         SOLE                28,886
GRACE W R & CO DEL NEW          COM     38388F108 2,039        77,900         SH         SOLE                77,900
GRIFFON CORP                    CNV     398433AC6 4,579        5,000,000     PRN         SOLE                5,000,000
GSI COMMERCE INC                COM     36238G102 595          30,500         SH         SOLE                30,500
HOLOGIC, INC.                   CNV     436440AA9 8,109        7,500,000     PRN         SOLE                7,500,000
IDM PHARMA INC                  COM     449394105 32           40,000         SH         SOLE                40,000
IMAGEWARE SYS INC               COM     45245S108 176          114,768        SH         SOLE                114,768
INTERMUNE INC.                  CNV     45884XAC7 13,038       14,000,000    PRN         SOLE                14,000,000
INTER ATLANTIC FINANCIAL INC    COM     45890H100 73           10,000         SH         SOLE                10,000
INTER ATLANTIC FINANCIAL INC    UNIT    45890H209 602          75,000         SH         SOLE                75,000
ITRON INC                       CNV     465741AJ5 10,449       6,500,000     PRN         SOLE                6,500,000
K V PHARMACEUTICAL COMPANY      CNV     482740AC1 19,088       15,000,000    PRN         SOLE                15,000,000
MACROVISION CORP                COM     555904101 458          25,000         SH         SOLE                25,000
MEDAREX INC                     COM     583916101 133          12,800         SH         SOLE                12,800
MEDICIS PHARMACEUTICAL CORP     CALL    584690909 552          1,634          SH   CALL  SOLE                1,634
MGI PHARMA INC                  CNV     552880AB2 15,320       16,000,000    PRN         SOLE                16,000,000
MIRANT CORP NEW                 COM     60467R100 877          22,500         SH         SOLE                22,500
MOSAIC CO                       COM     61945A107 1,965        20,825         SH         SOLE                20,825
MUELLER WATER PRODUCTS, INC.    COM     624758108 1,047        110,000        SH         SOLE                110,000
NABI BIOPHARMACEUTICALS         CNV     629519AB5 10,806       12,350,000    PRN         SOLE                12,350,000
NATIONAL COAL CORP              COM     632381208 248          44,530         SH         SOLE                44,530

                                                  MARKET VALUE                                                  VOTING AUTHORITY
                              TITLE  OF             (X 1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER           CLASS     CUSIP       (USD)       AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   ------   --------- ------------ ------------ ----   ----  ---------- -------- ---------  ------ ----
NCI BUILDING SYS INC            CNV     628852AG0 9,710        10,000,000    PRN         SOLE                10,000,000
NEWPORT CORP                    CNV     651824AB0 863          1,000,000     PRN         SOLE                1,000,000
NOVACEA INC                     COM     66987B103 75           25,000         SH         SOLE                25,000
NUVELO INC                      COM     67072M301 48           26,268         SH         SOLE                26,268
POWERWAVE TECHNOLOGIES INC      CNV     739363AD1 11,037       14,250,000    PRN         SOLE                14,250,000
PROGENICS PHARMACEUTICALS INC   COM     743187106 698          38,600         SH         SOLE                38,600
QLT INC                         CNV     746927AB8 9,728        10,103,000    PRN         SOLE                10,103,000
RADIAN GROUP INC                COM     750236101 445          38,100         SH         SOLE                38,100
RADISYS CORP                    CNV     750459AD1 3,404        3,500,000     PRN         SOLE                3,500,000
RAYTHEON CO                     COM     755111507 304          5,000          SH         SOLE                5,000
RELIANT ENERGY INC              COM     75952B105 590          22,500         SH         SOLE                22,500
REPLIDYNE INC                   COM     76028W107 32           10,280         SH         SOLE                10,280
RF MICRODEVICES INC             COM     749941100 1,739        304,500        SH         SOLE                304,500
ROWAN COS INC                   COM     779382100 2,131        54,000         SH         SOLE                54,000
SATCON TECHNOLOGY CORP          COM     803893106 109          66,150         SH         SOLE                66,150
SAVVIS INC                      CNV     805423AA8 12,525       15,000,000    PRN         SOLE                15,000,000
SEPRACOR INC                    CNV     817315AW4 13,556       15,000,000    PRN         SOLE                15,000,000
SHAW GROUP INC                  COM     820280105 1,390        23,000         SH         SOLE                23,000
SYMANTEC CORP                   COM     871503108 549          34,000         SH         SOLE                34,000
THORATEC CORP                   CNV     885175AB5 7,510        11,185,000    PRN         SOLE                11,185,000
TITAN INTL INC ILL              COM     88830M102 2,188        70,000         SH         SOLE                70,000
TRANSOCEAN INC.                 CNV     893830AU3 17,340       16,000,000    PRN         SOLE                16,000,000
TRANSOCEAN INC.                 CNV     893830AV1 30,485       28,000,000    PRN         SOLE                28,000,000
TRANSOCEAN INC.                 CNV     893830AW9 1,086        1,000,000     PRN         SOLE                1,000,000
2020 CHINACAP ACQUIRCO, INC.    UNIT    90212G208 851          105,000        SH         SOLE                105,000
VALEANT PHARMACEUTICALS INTL    COM     91911X104 239          20,000         SH         SOLE                20,000
VECTOR GROUP LTD                CNV     92240MAE8 17,609       12,500,000    PRN         SOLE                12,500,000
VECTOR GROUP LTD                CNV     92240MAH1 2,113        1,500,000     PRN         SOLE                1,500,000
VIROPHARMA INC                  CNV     928241AH1 7,363        10,000,000    PRN         SOLE                10,000,000
WATSON PHARMACEUTICALS INC      CNV     942683AC7 6,658        7,000,000     PRN         SOLE                7,000,000